Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,224,000
Previously Paid Amount	0.00
Total Fee Amount	3,897.73
Total Offset Amount	0.00
Net Fee	3,897.73
Narrative - Max Aggregate Offering Price	$ 28,224,000
Final Prospectus	true